Inventory (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory [Abstract]
Raw materials	$ 240,614	$ 178,485	$ 149,313
Work in process	8,060	18,564	6,895
Finished goods	59,334	75,395	135,687
Total inventory	$ 308,008	$ 272,444	$ 291,895